INCOME TAXES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 10,400,000
Disallowance of interest expenses carryforward, amount	68,800,000
Income tax charge related to GILTI	283,000	$ 0
Undistributed earnings of foreign subsidiaries	19,500,000
Unrecognized tax benefits, income tax penalties	9,000	100,000
Income tax penalties and interest accrued	1,000,000	$ 1,000,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	39,000,000
State and Local Jurisdiction | Research and development tax credit carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	100,000
State and Local Jurisdiction | Indefinite Period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,000,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	38,000,000
Foreign Tax Authority | Research and development tax credit carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	1,300,000
Federal Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Federal Tax Authority | Research and development tax credit carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 0